UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21997
Old Mutual Emerging Managers Institutional Fund, L.L.C.
(Exact name of registrant as specified in charter)

800 Westchester Avenue, S-618
Rye Brook, New York 10573
(Address of principal executive offices) (Zip code)
SEI Investments Distributors
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-266-2200
Date of fiscal year end: March 31
Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.
Old Mutual Emerging Managers Institutional Fund, L.L.C.
Financial Statements (unaudited)
For the six months ended September 30, 2010

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Table of Contents
Financial Statements (unaudited):
For a description of the portfolio holdings of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll free (888) 266-2200; and (ii) on the Commission’s website at http://www.sec.gov.

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Statement of Assets and Liabilities (unaudited)
September 30, 2010

Assets
Investment in Old Mutual Emerging Managers Master Fund, L.L.C.	$2,536,517
Cash	20,524
Receivable due from Adviser	21,852
Prepaid fees	53

Total assets	2,578,946

Liabilities
Professional fees payable	26,073
Due to Old Mutual Emerging Managers Master Fund, L.L.C.	11,769
Management fee payable	6,039
Administration fees payable	4,806
Member Services fee payable	2,087
Board of Managers’ fees payable	1,875
Other accrued expenses	656

Total liabilities	53,305

Net assets	$2,525,641

Members’ capital
Net capital	$2,484,156
Accumulated net investment loss	(106,899)
Accumulated net realized gain allocated from Master Fund	59,457
Net unrealized appreciation/depreciation on investments allocated from Master Fund	88,927

Total members’ capital	$2,525,641

Net Asset Value Per Unit (based on 23,913 Units issued and outstanding)	$105.62

The accompanying notes are an integral part of the financial statements.

1

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Statement of Operations (unaudited)
For the six months ended September 30, 2010

Investment Income allocated from Old Mutual Emerging Managers Master Fund, L.L.C.:
Interest	$114

Expenses allocated from Old Mutual Emerging Managers Master Fund, L.L.C.:
Professional fees	15,909
Due diligence fees	1,756
Insurance fees	1,317
Board of Managers’ fees	597
Administration fee	398
Custody fee	120
Printing fees	72
Filing fees	35
Other expenses	131

Total Expenses allocated from Old Mutual Emerging Managers Master Fund, L.L.C.	20,335

Fund expenses:
Professional fees	34,033
Management fee	18,096
Registration fees	16,481
Administration fee	9,586
Member Services fee	6,253
Board of Managers’ fees	3,750
Printing fees	847
Custody fee	750
Insurance fees	315
Filing fees	143
Other expenses	196

Total Fund Expenses	90,450
Total expenses before reimbursement	110,785

Fund expenses reimbursed	(76,291)

Total Net Expenses	34,494

Net Investment Loss	(34,380)

Realized and unrealized gain (loss) on investments allocated from Old Mutual Emerging Managers Master Fund, L.L.C.:
Net realized loss on investments	(18,830)
Net change in unrealized appreciation/depreciation on investments	35,060

Net gain on investments	16,230

Net Decrease in Members’ Capital Derived from Investment Activities	$(18,150)

The accompanying notes are an integral part of the financial statements.

2

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Statements of Changes in Members’ Capital

	For the six
	months ended	For the year
	September 30, 2010	ended
	(unaudited)	March 31, 2010
From Investment Activities:
Net investment loss*	$(34,380)	$(66,812)
Net realized gain (loss) on investments	(18,830)	68,782
Net change in unrealized appreciation/depreciation on investments	35,060	61,650

Net increase (decrease) in Members’ Capital derived from investment activities	(18,150)	63,620

Members’ Capital Transactions:
Proceeds from sales of Units	—	2,383,671
Redemption of Units	—	(49,515)

Total Members’ Capital Transactions	—	2,334,156

Net Increase (Decrease) in Members’ Capital:	(18,150)	2,397,776
Members’ Capital at Beginning of period	2,543,791	146,015

Members’ Capital at End of period	$2,525,641	$2,543,791

Accumulated net investment loss	$(106,899)	$(72,519)

*	Investment income less net expenses.
The accompanying notes are an integral part of the financial statements.

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Old Mutual Emerging Managers Institutional Fund, L.L.C.
Statement of Cash Flows (unaudited)
For the six months ended September 30, 2010

Cash Flows From Operating Activities
Net decrease in Members’ Capital derived from investment activities	$(18,150)
Adjustments to reconcile net decrease in Members’ Capital derived from investment activities to net cash used in operating activities:
Proceeds from sales of investment in Old Mutual Emerging Managers Master Fund, L.L.C.	1,500
Net realized loss on investments allocated from Master Fund	18,830
Net change in unrealized appreciation/depreciation on investments allocated from Master Fund	(35,060)
Net investment loss allocated from Master Fund	20,221
Changes in operating assets and liabilities:
Decrease in receivable due from Old Mutual Emerging Managers Master Fund, L.L.C.	1,000
Increase in receivable due from Adviser	(1,475)
Decrease in prepaid insurance	315
Increase in payable due to Old Mutual Emerging Managers Master Fund, L.L.C.	11,769
Decrease in management fee payable	(47)
Decrease in administration fees payable	(1,432)
Decrease in professional fees payable	(8,234)
Decrease in Member Services fee payable	(16)
Decrease in other accrued expenses	(282)

Net cash used in operating activities	(11,061)

Cash Flows from Financing Activities
Redemption of Units, net of redemptions payable	(1,486)

Net cash used in financing activities	(1,486)

Net change in cash	(12,547)
Cash, beginning of period	33,071

Cash, end of period	$20,524

The accompanying notes are an integral part of the financial statements.

4

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Financial Highlights

	For the six
	months ended		For the year	For the year		For the year	October 13, 2006*
	September 30, 2010		ended	ended		ended	to
	(unaudited)		March 31, 2010	March 31, 2009		March 31, 2008	March 31, 2007

Per Unit Operating Performance
Net asset value, beginning of year / Issuance price	$106.38		$103.82	$100.00	(4)
Income (loss) from investment operations:
Net investment loss	(1.44)		(2.79)	(0.68	) (4)	N/A	N/A
Net gain on investments	0.68		5.35	4.50	(4)

Total from investment operations	(0.76)		2.56	3.82	(4)

Net asset value, end of year	$105.62		$106.38	$103.82	(4)

Total Return	(0.71	)%(6)	2.46%	(0.47	)%(5)	(2.96)%	—%

Net assets, end of period (in 000’s)	$2,526		$2,544	$146		$147	$100

Ratio to average members’ capital:
Expenses, before waivers and reimbursements (1)	8.82	% (2)	8.95%	118.12%		184.50%	81.16	% (2)
Expenses, net of waivers and reimbursements (1)	2.75	%(2)	2.75%	2.75%		2.75%	0.00	%(2)
Net investment loss, before waivers and reimbursements	(8.81	)%(2)	(8.92)%	(117.74)%		(184.43)%	(81.16	)%(2)
Net investment loss, net of waivers and reimbursements	(2.74	)%(2)	(2.72)%	(2.40)%		(2.68)%	0.00	%(2)

Portfolio turnover rate (3)	34.14	%(6)	24.06%	63.70%		14.48%	—%

*	Date of formation, prior to commencement of operations.

(1)	Expenses of Portfolio Funds from the Master Fund are not included in the expense ratio.

(2)	Annualized.

(3)	Represents portfolio turnover rate of Old Mutual Emerging Managers Master Fund, L.L.C. Portfolio turnover rate is the lesser of purchases or proceeds from sales of investments in Portfolio Funds during the period divided by the average value of investments in Portfolio Funds held during the year or period.

(4)	For the period January 1, 2009 through March 31, 2009. See Note 6 to the financial statements for additional information.

(5)	Total return listed is for the year ended March 31, 2009, which takes into consideration the Fund’s change to unit structure during the year. See Note 6 to the financial statements for additional information.

(6)	Not annualized.
Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.
The accompanying notes are an integral part of the financial statements.

5

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Notes to Financial Statements (unaudited)
September 30, 2010
1. Organization
Old Mutual Emerging Managers Institutional Fund, L.L.C. (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) with the United States Securities and Exchange Commission (SEC), as a non-diversified, closed-end, management investment company, which was formed on October 13, 2006 and commenced operations on April 1, 2007.
Investors who purchase units of limited liability company interests in the Fund (“Units”) and are admitted to the Fund by its Board of Managers (the “Board”), will become members of the Fund (“Members”).
The Fund employs a “fund of funds” investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and Units are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it has registered as an investment company under the 1940 Act and has registered the offering of its Units under the Securities Act of 1933, as amended (the “1933 Act”).
The Fund’s investment objective is to seek to generate attractive returns while attempting to reduce volatility. In pursuing its investment objective, the Fund invests substantially all of its assets in Old Mutual Emerging Managers Master Fund, L.L.C. (the “Master Fund”), a Delaware limited liability company, which, like the Fund, is registered under the 1940 Act. The Master Fund, in turn, invests its assets primarily in private investment funds, joint ventures, investment companies and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Master Fund invests primarily in Portfolio Funds managed by Portfolio Managers that are deemed by the Adviser (as defined in Note 3.A.) to be “emerging managers”. A Portfolio Manager is deemed to be an “emerging manager” under circumstances where, at the time of the investment: (i) the Portfolio Manager has been in operation for three years or less; (ii) the Portfolio Fund has been in operation for three years or less and the Portfolio Manager does not have a greater than three year track record in employing the investment program of the Portfolio Fund; or (iii) the Portfolio Manager’s assets under management are under $400 million. The Master Fund has the same investment objective and substantially the same investment policies as those of the Fund. The form of investment structure is commonly known as a “master/feeder fund” arrangement.
2. Summary of Significant Accounting Policies
Basis of Presentation
The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the SEC. The following is a summary of the significant accounting policies followed by the Fund:

6

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Summary of Significant Accounting Policies (continued)
A. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Adviser (as defined in Note 3.A.) to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.
B. Valuation of Investment in Old Mutual Emerging Managers Master Fund, L.L.C.
Disclosures on Fair Value Measurements by the Master Fund are included in Note 2 of the Master Fund’s financial statements.
The net asset value of the Fund is determined by or at the direction of the Administrator as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Board. The net asset value of the Fund is primarily based on the net asset value of its interest in the Master Fund. The net asset value of the Master Fund is primarily based on the fair value of each of its interests in Portfolio Funds. The valuation of Portfolio Funds held by the Master Fund is discussed in the notes to the Master Fund’s financial statements. The financial statements of the Master Fund are attached, including the schedule of investments, and are an integral part of these financial statements. The percentage of the Master Fund owned by the Fund at September 30, 2010, was 15.78%.
C. Income Taxes
As of January 1, 2009, the Fund elected to be taxed as a corporation for Federal tax purposes and intends to (i) elect to be treated as, and (ii) operate in a manner to qualify as, a “regulated investment company” under Subchapter M of the Code (the “Tax Transition”). As a regulated investment company under Subchapter M of the Code, each year that the Fund qualifies as a regulated investment company and distributes to its Members generally at least 90% of its “investment company taxable income” (as defined in the Code, but without regard to the dividends paid deduction and net tax-exempt income), it will pay no U.S. federal income tax on the earnings or capital gains it distributes. This avoids a “double tax” on that income and net capital gains since holders of Units normally will be taxed on the dividends and net capital gains they receive from the Fund (unless their Units are held in a retirement account that permits tax deferral or the holder is otherwise exempt from tax). Tax-exempt U.S. investors generally will not incur unrelated business taxable income with respect to an investment in Units if they do not borrow to make the investment. No material changes in the investment program or day-to-day management of the Fund are contemplated in connection with the Fund’s tax treatment. The Fund’s tax reporting to Members are made on IRS Form 1099.

7

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Summary of Significant Accounting Policies (concluded)
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the six months ended September 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2010, the Fund did not incur any significant interest or penalties.
D. Distribution Policy
Because the Fund’s tax treatment requires the Fund to make certain annual distributions to Members, the Fund has established a program for the automatic reinvestment of these distributions in the Fund. Under the program, when a Member’s distribution is reinvested, additional Units will be issued to that Member in an amount equal in value to the distribution. Unless you provide specific instructions as to the method of payment, dividends and distributions will be automatically reinvested, without sales charge, in additional full and fractional Units.
Dividends and distributions are taxable to Members whether they are reinvested in Units or received in cash. Unless you inform the Fund otherwise, you will be enrolled automatically in the reinvestment program. You may, at any time, elect to have dividends or distributions paid in cash, rather than reinvested in additional Units (provided that a minimum account balance of $50,000 (or $25,000 in the case of Members who are employees of the Adviser or a Selected Dealer and their affiliates, and members of their immediate families and, in the sole discretion of the Adviser, as applicable, Managers, attorneys and other professionals engaged on behalf of the Fund and members of their immediate families), as of the date that the Fund values Units for repurchase, is maintained). If you wish to opt out of the program and to receive your dividends and distributions in cash, please contact UMB Fund Services (“UMB”) at (888) 266-2200 to complete the necessary instructions.
The amount of any dividends the Fund pays may vary over time, depending on market conditions, the composition of the Fund’s or the Master Fund’s investment portfolio, the expenses borne by the Units, any distributions made to the Fund (or the Master Fund) by the underlying Portfolio Funds, and applicable distribution requirements imposed on the Fund by Subchapter M under the Code. Nonetheless, the Fund cannot guarantee that it will pay any dividends or other distributions.

8

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
E. Cash
The Fund maintains a bank account in Pennsylvania. At times, the Fund’s cash balances exceed the insured amount under the Federal Deposit Insurance Corporation (“FDIC”). The FDIC temporarily increased its limit to $250,000 until December 31, 2013. The Fund has not experienced any losses in such accounts and believes it is not subject to any significant credit risk on cash.
F. Income and Expense Recognition
The Fund records its proportionate share of the Master Fund’s investment income, expenses, realized and unrealized gains and losses. In addition, the Fund incurs and accrues its own expenses.
3. Related Party Transactions and Other
A. Related Party Transactions
Larch Lane Advisors LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser (RIA) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). LLA Holdings, LLC, the special member of the Adviser, owns a majority of the Adviser and is an indirect majority-owned subsidiary of Old Mutual (US) Holdings, Inc. (“OMUSH”), which is a wholly-owned subsidiary of Old Mutual plc, a London exchange listed international financial services firm. Effective April 1, 2009, OMUSH transferred its ownership interest in the Master Fund of approximately $1,833,700 to the Fund in exchange for 17,662 units of the Fund. Effective January 1, 2010, OMUSH transferred its ownership interest in the Fund to Millpencil Limited, a subsidiary of Old Mutual plc. OMUSH does not own any of the outstanding Units at September 30, 2010. The Adviser is responsible for developing, implementing and supervising the Fund’s investment program and providing day-to-day management services to the Fund.
In consideration for the services provided by the Adviser, the Fund pays the Adviser a monthly management fee, payable in arrears within 30 business days after month end, at an annualized rate of 1.45% of the Fund’s net assets as of the end of each month, after adjustment for any purchases and repurchases of Units during the month.
The Fund has entered into a distribution agreement (the “Distribution Agreement”) with Old Mutual Investment Partners (the “Distributor”), an indirect, wholly-owned subsidiary of OMUSH, to act as the distributor for the sale of Units and facilitate and assist in (or arrange for) the provision by Member Service Providers of ongoing Member and account maintenance services (“Member Services”) to Members (or their investment advisers, financial planners or other financial representatives that are customers of Member Service Providers).

9

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
3. Related Party Transactions and Other (continued)
As compensation for payments made to Member Service Providers and/or for providing ongoing Member servicing activities, the Fund pays the Distributor a monthly fee at an annual rate of 0.50% of the net assets of the Fund (the “Member Servicing Fee”). The Member Servicing Fee is calculated as of the end of the month, after adjustment for any purchases and repurchases of Units during the month. The fee is due and payable in arrears within 30 business days after the end of each month.
The Fund and the Master Fund have entered into a Master/Feeder Agreement. Pursuant to the agreement, the Fund and the Master Fund each have the same investment objective and substantially the same investment policies. The Fund pursues its investment objective by investing on an ongoing basis substantially all of its investable assets in the Master Fund in exchange for limited liability company interests in the Master Fund. The Master/Feeder Agreement will remain in effect unless terminated by the Fund or the Master Fund.
B. Other
Pursuant to an administrative services agreement, SEI Investments Global Funds Services (the “Administrator”), provides various administrative services to the Fund and the Master Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Units; reviewing and, subject to approval by the Fund, accepting subscriptions for Units and accepting payment therefore; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund.
In consideration for the services provided by the Administrator, the Fund pays the Administrator an annual fee, calculated and assessed monthly in arrears based on the aggregate net assets of the Fund as of the prior month end as follows: 0.13% on the first $100 million in aggregate net assets, 0.11% on the next $200 million in net assets, 0.09% on the next $200 million in net assets, and 0.07% on aggregate net assets in excess of $500 million, subject to increases annually in the minimum annual fee. The Fund is subject to a minimum fee of $15,000. The fee is allocated among the Fund and Old Mutual Emerging Managers Fund, L.L.C. on a pro rata basis based on the net assets of each fund.
SEI Private Trust Company (the “Custodian”) serves as the custodian for the assets of the Fund. The Custodian also serves as the escrow agent with respect to monies received from prospective investors in advance of dates when Units may be purchased and monies may be transmitted to the Fund. In consideration for the services provided by the Custodian, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0025% of the Fund’s net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.

10

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
3. Related Party Transactions and Other (concluded)
The Fund is managed by the Board and each member of the Board who is not an “interested manager” of the Fund, as defined by the 1940 Act (the “Independent Managers”), is entitled to an annual retainer of $2,500 and will be reimbursed by the Fund for travel-related expenses. The Independent Managers of the Board are Gerald Hellerman, Paul D. Malek, and George W. Morriss.
4. Fund Expenses
In addition to fees paid under the Investment Management Agreement, Distribution Agreement, Administrative Services Agreement and Custodian Agreement, the Fund bears its own operating expenses and, through its investment in the Master Fund, its portion of the Master Fund’s operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Managers, investment-related interest expenses, all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account such as direct and indirect expenses associated with the Master Fund, transfer taxes and premiums and taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Fund and the Master Fund; entity-level taxes; audit and tax preparation fees and expenses; administrative expenses and fees of the Master Fund; custody expenses of the Fund and the Master Fund; escrow expenses of the Fund; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond for the Fund and the Master Fund; fees and travel-related expenses of the Board of the Fund and the Master Fund who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund’s and Master Fund’s transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.
The Fund also indirectly bears fees and expenses of the Master Fund, as an investor in the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.
Expenses of the Fund are paid by the Master Fund, with a corresponding charge to the Fund’s capital account.

11

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
4. Fund Expenses (concluded)
The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including all organization and offering expenses, as well as the portion of the Master Fund’s fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses), to the extent that they exceed 2.75% per annum of the Fund’s average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in the excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund’s ordinary operating expenses to exceed the lower of: (i) the Expense Limitation in effect at the time the expense was incurred; or (ii) the Expense Limitation in effect at the time of reimbursement. As of September 30, 2010, the amount of the carryforward is $581,555, which includes $186,330, $166,543, $152,391 and $76,291 from the fiscal years ended March 31, 2008, March 31, 2009, March 31, 2010, and the six months ended September 30, 2010, respectively. None of the fees charged to the Fund by the Portfolio Funds will be subject to the Expense Limitation Agreement. In addition the Adviser has also paid various expenses for the Fund for which the Fund has a non-interest bearing payable which is due upon demand, and is offset against the receivable.
The accompanying Statement of Assets and Liabilities includes a receivable from Adviser of $21,852.
5. Borrowings
The Fund and the Master Fund are authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund and the Master Fund are subject to a 300% asset coverage requirement under the 1940 Act. Portfolio Funds that are not registered investment companies are not subject to this requirement. The Fund had no borrowings during the six months ended September 30, 2010.
6. Capital Accounts and Allocations
Prior to January 1, 2009, the Fund maintained a separate capital account for each Member. The net profits or net losses of the Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or depreciation of securities positions) were credited to or debited against the capital accounts of Members as of the end of each fiscal period in accordance with their respective investment percentages for the period. Each Member’s investment percentage was determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member’s capital account by the sum of the balances of the capital accounts of all Members.

12

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
6. Capital Accounts and Allocations (concluded)
On October 16, 2008, the Fund’s Board of Managers authorized the unitization of the capital accounts of Members, as of January 1, 2009. A total of 1,406 units of limited liability company interests in the Fund (“Units”) were issued at an initial price of $100 per Unit.
Units are offered at the Fund’s net asset value per Unit, and each Unit purchased represents a capital investment in the Fund at that amount.
The net asset value of the Fund is computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31), (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any Units are purchased, or (iv) any day as of which the Fund repurchases any Units. The Fund’s net asset value is the value of the Fund’s assets less its liabilities, and its net asset value per Unit equals that net asset value divided by the number of then issued and outstanding Units.
7. Subscriptions and Redemptions of Units
Generally, the minimum initial investment in the Fund from each investor is $250,000 and the minimum additional investment in the Fund is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board. The Fund generally offers Units once a month generally as of the first business day of each month or more or less frequently in the sole discretion of the Board.
Generally, Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund will from time to time make offers to repurchase Units from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members four times each year, as of the last day of each calendar quarter.
The Board will also consider the following factors, among others, in making a determination as to whether to make an offer to repurchase Units from Members: (i) whether any Members have requested the Fund to repurchase their Units or portions thereof; (ii) the liquidity of the Fund’s assets (including the liquidity of investments held by the Master Fund); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Units or portions thereof. The Unit transactions for the six months ended September 30, 2010 and the year ended March 31, 2010, are as follows:

For the Six Months Ended September 30, 2010
(unaudited)

Units outstanding at April 1, 2010	23,913
Units issued during the period	—
Units redeemed during the period	—

Units outstanding at September 30, 2010	23,913

For the Year Ended March 31, 2010

Units outstanding at April 1, 2009	1,406
Units issued during the year	22,983
Units redeemed during the year	(476)

Units outstanding at March 31, 2010	23,913

13

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Notes to Financial Statements (unaudited) (concluded)
8. Tax Matters
The Fund has a calendar year end for tax purposes. The following are the components of distributable earnings on a tax basis as of December 31, 2009:

Ordinary	L/T	Unrealized
loss	gain(loss)	Appreciation

$—	$—	$—
The estimated income tax basis of the Fund’s investment in the Master Fund as of December 31, 2009 was as follows:

Cost of	Unrealized
Investment	Appreciation

$2,487,000	$52,000
The difference between book basis and tax basis unrealized appreciation is attributable primarily to various tax adjustments recorded at the portfolio fund level and passed through to the Fund from the Master Fund.
9. Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
10. Subsequent Events
As of November 1, 2010, the Fund has received tender requests with an estimated value of $250,000 that are anticipated to be effective on December 31, 2010. The ultimate amounts redeemed for these requests may vary based upon the performance of the Fund.
The Fund’s management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 1, 2010, the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2010.

14

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Investment Management Agreement Approval
The investment management agreement between Old Mutual Emerging Managers Institutional Fund, L.L.C., a Delaware limited liability company (the “Fund”), and Larch Lane Advisors LLC, a Delaware limited liability company (the “Adviser”) (the “Investment Management Agreement”), may be continued in effect from year to year subject to approval by: (i) the Fund’s Board of Managers (the “Board”); or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund, provided that, in either event, the continuance must also be approved by a majority of the managers (the “Managers”) who are not “interested persons,” as defined by the 1940 Act, of the Fund (the “Independent Managers”), by vote cast in person at a meeting called for the purpose of voting on such approval. The Adviser also serves as the investment adviser of Old Mutual Emerging Managers Master Fund, L.L.C. (the “Master Fund” and together with the Fund, the “Funds”), into which the Fund invests substantially all of its assets.
At a meeting of the Board held on September 27, 2010, all of the Managers, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year. In considering whether to renew the Investment Management Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services rendered to the Funds by the Adviser and the fees paid by the Fund to the Adviser; (ii) information concerning the individuals responsible for the day-to-day management of the Funds’ assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:
(a) The nature, extent and quality of services provided by the Adviser. The Managers reviewed the services that the Adviser provides to both the Fund and the Master Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Funds, the Board discussed, in detail, with representatives of the Adviser the management of the Funds’ investments in accordance with the Funds’ stated investment objective and policies and the types of transactions that are entered into on behalf of the Funds. The Board noted that, in addition to the investment advisory services provided to the Fund under the Investment Management Agreement, the Adviser also provides certain administrative and other services necessary for the operation of the Fund (including oversight of the Fund’s day-to-day operations and Fund accounting services). Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Investment Management Agreement and that these services were of reasonably high quality.
(b) Investment performance of the Funds and Adviser. In connection with the evaluation of the services provided by the Adviser, the Board considered the investment performance of the Funds, and compared the performance of the Funds to that of the S&P 500 Index and the HFRI Fund of Funds Index covering periods since the Funds’ inception through June 30, 2010. The Board found the Funds’ overall returns to be satisfactory.

15

Old Mutual Emerging Managers Institutional Fund, L.L.C.
Investment Management Agreement Approval (concluded)
(c) Cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Managers also considered the cost of the services provided by the Adviser. Under the Investment Management Agreement, the Fund pays the Adviser a fee at the annual rate of 1.45% of the Fund’s average net assets. The Board considered that under the Master Fund’s Investment Management Agreement with the Adviser, the Master Fund would not pay any investment management fee to the Adviser so long as the Adviser serves as the investment adviser to a fund that invests substantially all of its assets in the Master Fund. The Board also considered that the Fund also bears the advisory fees charged by the Portfolio Funds. The Board noted that an expense cap is in place for the Fund and the impact of the cap on the Adviser and the Fund. The Managers reviewed information comparing the advisory fee rate and total expense ratio of the Fund to those of comparable registered funds.
The Managers compared both the services rendered and the fees paid under the Investment Management Agreement to those under other advisory contracts of the Adviser and to those under other advisory contracts of other advisers to similar closed-end registered investment companies. In particular, the Board evaluated the Fund’s contractual fee rate for advisory services as compared to the contractual fee rate of other publicly offered closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund’s advisory fee rate was in line with those of other similar registered funds. The Board also found that the Fund’s advisory rate was within the range of fees charged by the Adviser to other accounts with similar investment strategies.
The profitability realized by the Adviser was also considered. The Board relied principally on information relating to the costs and profitability of the Adviser from its relationship with the Funds. After reviewing the information contained in the Profitability Analysis, the Board observed the Adviser’s lack of profitability from its relationship with the Funds. The Managers considered the fact that the Adviser was absorbing a significant portion of the Funds’ expenses as a result of the Fund’s expense cap.
(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund’s assets. The Independent Managers concluded, however, that the Fund had not begun to reach an appropriate size to support fee reductions based on economies of scale realized by the Adviser in providing services to the Funds.
Conclusion. Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the Fund’s level of advisory fees to be fair and reasonable in light of the services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the September 27, 2010 meeting, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year.

16

Old Mutual Emerging Managers Master Fund, L.L.C.
Financial Statements (unaudited)
For the six months ended September 30, 2010

Old Mutual Emerging Managers Master Fund, L.L.C.
Table of Contents
Financial Statements (unaudited):

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Members’ Capital	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Investment Management Agreement Approval	23
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll free (888) 266-2200; and (ii) on the Commission’s website at http://www.sec.gov.

Old Mutual Emerging Managers Master Fund, L.L.C.
Schedule of Investments (unaudited)
September 30, 2010
Investment Strategies as a Percentage of Total Investments

			% of
		Fair	Members’		Notice
Portfolio Fund	Cost	Value	Capital (1)	Liquidity (2)	Period	Lock-Up (6)

Directional:
COMAC Global Macro Fund, Ltd. (Shares: 6,737.880)	$921,555	$1,090,175	6.78%	Monthly	60	None
Edgestream Nias Fund, Ltd. (Shares: 609.631)	607,270	645,031	4.01%	Quarterly	14	None

Total Directional	1,528,825	1,735,206	10.79%

Equity Strategies:
Bluefin Investors, L.P.	625,000	715,875	4.45%	Quarterly	35	None
Cedar Hill Onshore Mortgage Opportunity Fund, L.P.	20,086	20,458	0.13%	Quarterly	180	None
Corsair Select, L.P.	500,000	515,596	3.21%	Quarterly (5)	75	Apr. 30, 2011 / Aug. 31, 2011
Cygnus Utilities, Infrastructure & Renewables, LLC	910,000	852,579	5.30%	Monthly	30	None
Expo Health Sciences Fund, L.P.	750,000	1,088,989	6.77%	Quarterly	30	None
Harvey QP, L.P.	1,198,210	1,224,408	7.62%	Quarterly	45	None
Iridian Opportunity Fund, L.P.	750,000	775,408	4.82%	Monthly	30	None
JAT Capital Domestic Fund, L.P.	1,150,000	1,377,304	8.57%	Quarterly	45	None
Riley Paterson Asian Opportunities Fund	775,000	717,203	4.46%	Monthly	30	None

Total Equity Strategies	6,678,296	7,287,820	45.33%

Event Driven:
Atwater Capital Partners, L.P.	450,000	463,687	2.88%	Quarterly	60	None
GCA Credit Opportunities Fund LLC	750,000	1,092,239	6.79%	Quarterly	60	None
GoldenTree Partners, L.P.	98,201	120,237	0.75%	N/A	N/A	Side Pocket (3)
Greywolf Capital Partner II, L.P.	12,740	9,060	0.06%	N/A	N/A	Side Pocket (3)
Kingdon Credit Partners, L.P.	575,000	607,514	3.78%	Quarterly	90	None
Octavian Global Fund, L.P.	60,543	49,238	0.31%	N/A	N/A	Side Pocket (3)
RoundKeep Global Fund, L.P.	800,000	817,294	5.08%	Quarterly	65	None
Senator Global Opportunity Fund, L.P.	562,500	762,821	4.74%	Quarterly	60	None
Stone Lion Fund, L.P.	775,000	870,780	5.42%	Quarterly	90	Dec. 31, 2010

Total Event Driven	4,083,984	4,792,870	29.81%

Old Mutual Emerging Managers Master Fund, L.L.C.
Schedule of Investments (unaudited) (concluded)
September 30, 2010

			% of
		Fair	Members’		Notice
Portfolio Fund	Cost	Value	Capital (1)	Liquidity (2)	Period	Lock-Up (6)

Opportunistic:
Manikay Onshore Fund, L.P.	$725,000	$745,245	4.63%	Quarterly	65	None

Opportunistic	725,000	745,245	4.63%

Total Portfolio Funds	13,016,105	14,561,141	90.56%

Cash Equivalent:
SDIT Prime Obligation Fund, Class A, 0.100% (4)	1,390,843	1,390,843	8.65%	Daily	N/A	N/A

Total Cash Equivalent	1,390,843	1,390,843	8.65%

Total Investments	$14,406,948	$15,951,984	99.21%

(1)	Percentages are based on Members’ Capital at September 30, 2010 of $16,078,353.

(2)	Liquidity terms shown apply after lock-up provisions. See also Note 10.L. to the Financial Statements.

(3)	Represents a side pocket balance which will be liquidated upon monetization of assets held in the side pocket.

(4)	The rate shown is the 7-day effective yield as of September 30, 2010.

(5)	25% can be redeemed on March 31, June 30, September 30. Full redemptions permitted on December 31.

(6)	Represents the expiration date(s) of any applicable lock-up provisions.
The accompanying notes are an integral part of the financial statements.

Old Mutual Emerging Managers Master Fund, L.L.C.
Statement of Assets and Liabilities (unaudited)
September 30, 2010

Assets
Investments in Portfolio Funds, at fair value (cost $13,016,105)	$14,561,141
Cash equivalent, at fair value (cost $1,390,843)	1,390,843
Receivable for investments sold	115,223
Due from Old Mutual Emerging Managers Fund, L.L.C.	60,370
Due from Old Mutual Emerging Managers Institutional Fund, L.L.C.	11,769
Prepaid insurance fees	11,509
Interest receivable	179

Total assets	16,151,034

Liabilities
Professional fees payable	68,736
Board of Managers’ fees payable	1,875
Administration fees payable	1,250
Payable to Adviser	445
Other accrued expenses	375

Total liabilities	72,681

Net assets	$16,078,353

Members’ capital
Net capital	$13,320,753
Accumulated net investment loss	(924,911)
Accumulated net realized gain on Portfolio Funds	2,137,475
Net unrealized appreciation/depreciation on investments in Portfolio Funds	1,545,036

Total members’ capital	$16,078,353

The accompanying notes are an integral part of the financial statements.

Old Mutual Emerging Managers Master Fund, L.L.C.
Statement of Operations (unaudited)
For the six months ended September 30, 2010

Investment Income:
Interest	$718

Expenses:
Professional fees	99,760
Due diligence fees	10,997
Insurance fees	8,221
Board of Managers’ fees	3,750
Administration fee	2,500
Custody fee	750
Printing fees	450
Filing fee	221
Other expenses	830

Total expenses	127,479

Net Investment Loss	(126,761)

Net realized and unrealized gain (loss) on investments in Portfolio Funds
Net realized loss on investments in Portfolio Funds	(115,111)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	217,275

Net realized and unrealized gain on investments in Portfolio Funds	102,164

Net Decrease in Members’ Capital Derived from Investment Activities	$(24,597)

The accompanying notes are an integral part of the financial statements.

Old Mutual Emerging Managers Master Fund, L.L.C.
Statements of Changes in Members’ Capital

	For the six
	months ended	For the year
	September 30, 2010	ended
	(unaudited)	March 31, 2010
From Investment Activities:
Net investment loss*	$(126,761)	$(253,777)
Net realized gain (loss) on investments in Portfolio Funds	(115,111)	437,130
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	217,275	409,851

Net increase (decrease) in Members’ Capital derived from investment activities	(24,597)	593,204

Members’ Capital Transactions:
Proceeds from sales of Interests	297,000	2,169,600
Redemptions of Interests	(201,500)	(1,151,850)

Total Members’ Capital Transactions	95,500	1,017,750

Net Increase in Members’ Capital:	70,903	1,610,954
Members’ Capital at Beginning of period	16,007,450	14,396,496

Members’ Capital at End of period	$16,078,353	$16,007,450

Accumulated net investment loss	$(924,911)	$(789,150)

*	Investment income less expenses.
The accompanying notes are an integral part of the financial statements.

Old Mutual Emerging Managers Master Fund, L.L.C.
Statement of Cash Flows (unaudited)
For the six months ended September 30, 2010

Cash Flows from Operating Activities
Net increase in Members’ Capital derived from investment activities	$(24,597)
Adjustments to reconcile net increase in Members’ Capital derived from investment activities to net cash provided by operating activities:
Purchases of Portfolio Funds, at fair value	(4,985,312)
Proceeds from sales of Portfolio Funds	5,867,842
Net realized loss on investments in Portfolio Funds	115,111
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(217,275)
Changes in operating assets and liabilities:
Increase in due from Old Mutual Emerging Managers Fund, L.L.C.	(60,370)
Increase in due from Old Mutual Emerging Managers Institutional Fund, L.L.C.	(11,769)
Increase in interest receivable	(136)
Decrease in receivable for investments sold	240,712
Increase in prepaid insurance fees	(11,509)
Decrease in payable to Adviser	(3,322)
Decrease in professional fees payable	(50,124)

Net cash provided by operating activities	859,251

Cash Flows from Financing Activities
Proceeds from sales of Interests	297,000
Redemption of Interests, net of change in redemption payable	(463,764)

Net cash used in financing activities	(166,764)

Net increase in cash and cash equivalents	692,487
Cash and cash equivalents, beginning of period	698,356

Cash and cash equivalents, end of period	$1,390,843

The accompanying notes are an integral part of the financial statements.

Old Mutual Emerging Managers Master Fund, L.L.C.
Financial Highlights

	For the six
	months ended		For the	For the	For the	December 1, 2006*
	September 30, 2010		year ended	year ended	year ended	to
	(unaudited)		March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007

Total Return	(0.16	)% (1)	3.39%	0.81%	16.52%	4.12	% (1)
Net assets, end of period (in 000’s)	$16,078		$16,007	$14,396	$11,616	$10,102
Ratio to average members’ capital:
Expenses (2)	1.61	% (3)	1.67%	1.32%	3.12%	3.33	% (3)
Net investment loss	(1.60	)% (3)	(1.65)%	(0.92)%	(2.87)%	(3.06	)% (3)
Portfolio turnover rate (5)	34.14	% (4)	24.06%	63.70%	14.48%	0.00	% (4)

*	Commencement of operations.

(1)	Total return is for the period indicated and has not been annualized.

(2)	Expenses of Portfolio Funds are not included in the expense ratio.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate is the lesser of purchases or proceeds from sales of investments in Portfolio Funds during the period divided by the average value of investments in Portfolio Funds held during the year or period.
Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.
The accompanying notes are an integral part of the financial statements.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited)
September 30, 2010
1. Organization
Old Mutual Emerging Managers Master Fund, L.L.C. (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) with the United States Securities and Exchange Commission (“SEC”), as a non-diversified, closed-end, management investment company, which was formed on April 25, 2006 and commenced operations on December 1, 2006. The Fund is a master fund in a master/feeder structure into which its feeder funds, Old Mutual Emerging Managers Fund, L.L.C. (the “Feeder Fund”) and Old Mutual Emerging Managers Institutional Fund, L.L.C. (the “Institutional Feeder Fund”), (collectively, the “Feeders” or “Members”), invest substantially all of their assets. As of September 30, 2010, the Feeder Fund’s investment in the Fund represented 84.22% of Members’ Capital, the Institutional Feeder Fund’s investment in the Fund represented 15.78% of Members’ Capital.
The Fund employs a “fund of funds” investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and interests in the Feeders (“Interests”) are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it has registered as an investment company under the 1940 Act.
The Fund’s investment objective is to seek to generate attractive returns while attempting to reduce volatility. The Fund invests its assets primarily in private investment funds, joint ventures, investment companies and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Fund invests primarily in Portfolio Funds managed by Portfolio Managers that are deemed by the Adviser to be “emerging managers”. A Portfolio Manager is deemed to be an “emerging manager” under circumstances where, at the time of the investment: (i) the Portfolio Manager has been in operation for three years or less; (ii) the Portfolio Fund has been in operation for three years or less and the Portfolio Manager does not have a greater than three year track record in employing the investment program of the Portfolio Fund; or (iii) the Portfolio Manager’s assets under management is under $400 million.
2. Summary of Significant Accounting Policies
Basis of Presentation
The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the SEC. The following is a summary of the significant accounting policies followed by the Fund:

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Summary of Significant Accounting Policies (continued)
A. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.
B. Valuation of Portfolio Investments at Fair Value and Investment Transactions
U.S. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The three levels of the fair value hierarchy under U.S. GAAP are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The net asset value of the Fund is determined by or at the discretion of the Adviser as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Fund’s Board of Managers (the “Board”). The net asset value of the Fund is primarily based on the fair value of each of its interests in Portfolio Funds.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Summary of Significant Accounting Policies (continued)
As permitted under U.S. GAAP, the investments in portfolio funds are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying portfolio funds, without adjustment, when the net asset valuations of the portfolio funds are calculated (or adjusted by the Fund if necessary) in a manner consistent with U.S. GAAP for investment companies. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.
The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Fund’s Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund’s interests in a Portfolio Fund. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. In its determination of fair value the Board considers subscription and redemption rights, including any restrictions on the redemptions from the Portfolio Funds. Investments in portfolio funds are included in either Level 2 or 3 of the fair value hierarchy. In determining the level, the Fund considers the length of time until the investment is redeemable including notice and lock up periods or any other restriction on the disposition of the investment. The Fund also considers the nature of the portfolios of the portfolios of the underlying portfolio funds and their ability to liquidate their underlying investments. Any such decision must be made in good faith, and subject to the review and supervision of the Board.
Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription to or redemption from the Portfolio Fund.
Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Summary of Significant Accounting Policies (continued)
As required by U.S. GAAP, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at September 30, 2010:

	Level 1 —
	Quoted Prices	Level 2 —
	in Active	Significant	Level 3 —
	Markets for	Other	Significant
	Identical	Observable	Unobservable		Total as of
Assets (at fair value)	Assets	Inputs	Inputs		September 30, 2010
Investments in Portfolio Funds	$—	$14,362,148	$198,993	*	$14,561,141
Cash Equivalent	1,390,843	—	—		1,390,843

Total	$1,390,843	$14,362,148	$198,993		$15,951,984

*	Level 3 investments consist of the following Portfolio Funds: Cedar Hill Onshore Mortgage Opportunity Fund, L.P., GoldenTree Partners, L.P., Greywolf Capital Partner II, L.P. and Octavian Global Fund, L.P.
The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Beginning	Realized and
Balance as of	unrealized	Net purchase/		Ending Balance as of
April 1, 2010	gains/(losses)	sales	Transfer in/out	September 30, 2010

$1,125,275	$(20,714)	$185,082	$(1,090,650)	$198,993

Realized and unrealized gains and losses are included in net gain (loss) on investments in the Statement of Operations. The change in unrealized gains (losses) for the six months ended September 30, 2010 for investments still held at September 30, 2010 of $217,276 is reflected in net change in unrealized appreciation/depreciation on investments in Portfolio Funds.
There were no transfers during the six months ended September 30, 2010, between Level 1 and Level 2. For the six months ended September 30, 2010, there have been no significant changes to the Fund’s fair value methodologies.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Summary of Significant Accounting Policies (continued)
C. Income Taxes
Counsel to the Fund rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also rendered its opinion that, under a “facts and circumstances” test, the Fund will not be treated as a “publicly traded partnership” taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member’s distributive share of the Fund’s taxable income or loss.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the six months ended September 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2010, the Fund did not incur any significant interest or penalties.
The aggregate income tax basis of investments in Portfolio Funds was $13,016,105. Net unrealized appreciation on investments for income tax purposes was $1,545,036 consisting of $1,675,239 of gross unrealized appreciation and $(130,203) of gross unrealized depreciation.
D. Distributions from Portfolio Funds
Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.
E. Cash Equivalent
As of September 30, 2010, cash equivalent consists of an investment in a money market fund affiliated with the Administrator (as defined in Note 3).

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Summary of Significant Accounting Policies (concluded)
F. Accounting Pronouncements Recently Issued or Adopted
On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and iii) purchases, sales, issuances and settlements must be shown on a gross basis in periods beginning after December 15, 2009, however the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Fund adopted the provision of the ASU effective April 1, 2010.
3. Related Party Transactions and Other
A. Related Party Transactions
Larch Lane Advisors LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser (RIA) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). LLA Holdings, LLC, the special member of the Adviser, owns a majority of the Adviser and is an indirect majority-owned subsidiary of Old Mutual (US) Holdings, Inc. (“OMUSH”), which is a wholly- owned subsidiary of Old Mutual plc, a London exchange listed international financial services firm. The Adviser is responsible for developing, implementing and supervising the Fund’s investment program and providing day-to-day management services to the Institutional Feeder Fund. The Adviser has also paid various expenses for the Fund for which the Fund has a non-interest bearing payable which is due upon demand. The accompanying Statement of Assets and Liabilities includes a payable to Adviser of $445.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
3. Related Party Transactions and Other (concluded)
Under the agreement with the Adviser, the Fund does not pay any investment management fee to the Adviser. The fees are paid at the Feeder Fund level. However, under the agreement, in the event the Adviser ceases to serve as the Adviser to each Feeder, the Master Fund would then be subject to a fee that is calculated and payable in accordance with the lowest annual rate that had most recently been charged by the Adviser to a Feeder.
The Fund and the Feeder Fund have entered into a Master/Feeder Agreement dated October 13, 2006, and the Fund and the Institutional Feeder Fund have entered into a Master/Feeder Agreement dated February 8, 2007. Pursuant to the agreements, the Fund and the Feeders will each have the same investment objective and substantially the same investment policies. The Feeders will pursue their investment objectives by investing on an ongoing basis substantially all of their investable assets in the Fund in exchange for limited liability company interests in the Fund. The Master/Feeder Agreements will remain in effect unless terminated by the Fund or the Feeders.
B. Other
Pursuant to an administrative services agreement, SEI Investments Global Funds Services (the “Administrator”), provides various administrative services to the Fund and the Feeders, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Interests; reviewing and, subject to approval by the Fund, accepting subscriptions for Interests and accepting payment therefore; performing all acts related to the repurchase of Interests; and performing all other clerical services necessary in connection with the administration of the Fund.
In consideration for the services provided by the Administrator, the Fund pays the Administrator a monthly fee calculated and assessed monthly in arrears at an annualized rate of 0.01% of the Fund’s net assets, subject to a minimum annual fee of $5,000.
SEI Private Trust Company (the “Custodian”) serves as the custodian for the assets of the Fund. In consideration for the services provided by the Custodian, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0075% of the Fund’s net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.
The Fund is managed by the Board of Managers (the “Board”) and each member of the Board who is not an “interested manager” of the Fund, as defined by the 1940 Act (the “Independent Managers”), is entitled to an annual retainer of $2,500 and will be reimbursed by the Fund for travel-related expenses. The Independent Managers of the Board are Gerald Hellerman, Paul D. Malek, and George W. Morriss.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
4. Fund Expenses
The Fund bears its own operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Managers, investment-related interest expenses, all costs and expenses directly related to portfolio transactions and positions, transfer taxes and premiums and taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys or accountants engaged on behalf of the Fund; entity-level taxes, audit and tax preparation fees and expenses; administrative expenses and fees of the Fund; custody expenses of the Fund; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond for the Fund; fees and travel-related expenses of the Board of the Fund who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund’s transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board. Amounts shown as expenses in the Statement of Operations and Financial Highlights include only those expenses charged directly to the Fund and do not reflect management fees, advisory fees, brokerage commissions and other fees and expenses incurred by the Portfolio Funds in which the Fund invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the Statement of Operations.
The Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.
5. Borrowings
The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Portfolio Funds that are not registered investment companies are not subject to this requirement. The Fund had no borrowings during the six months ended September 30, 2010.
6. Capital Accounts and Allocations
The Fund maintains a separate capital account for each Member. The net profits or net losses of the Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or depreciation of securities positions) are credited to or debited against the capital accounts of Members as of the end of each fiscal period in accordance with their respective investment percentages for the period. Each Member’s investment percentage is determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member’s capital account by the sum of the balances of the capital accounts of all Members.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
6. Capital Accounts and Allocations (continued)
A fiscal period begins on the day after the last day of the preceding fiscal period and ends at the close of business on the first to occur of: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any contributions to the capital of the Fund is made; (iv) any day as of which the Fund repurchases the Interest (or portion thereof) of any Member; or (v) any day as of which any amount is credit to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.
7. Subscriptions and Redemptions of Interests
The Board may admit one or more Members generally at the beginning of each month; provided, however, that the Fund may, in the discretion of the Board, admit Members more or less frequently.
No Member or other person holding an Interest or portion thereof shall have the right to require the Fund to repurchase that Interest or portion thereof. The Board, in its sole discretion and on such terms and conditions as it may determine, may cause the Fund to repurchase Interests or portions thereof pursuant to written tenders. In determining whether to cause the Fund to repurchase Interests or portions thereof pursuant to written tenders, the Board shall consider, among other things, the recommendation of the Adviser.
8. Financial Instruments with Off-Balance Sheet Risk
In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing options contracts, and swap contracts. The Fund’s risk of loss in the Portfolio Funds is limited to the value of the Fund’s Investment.
9. Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
10. Risk and Uncertainties
The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds’ net asset value.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
10. Risk and Uncertainties (continued)
The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:
A. Short Sales
Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.
B. Swap Agreements
A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or “notional” amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.
C. Options
The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.
D. Futures Contracts
The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount (“initial margin”) equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
10. Risk and Uncertainties (continued)
E. Leverage Transactions
In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners’ capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners’ capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.
F. Forward Foreign Currency Contracts
The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.
G. Repurchase Agreements
Repurchase agreements are agreements under which a Portfolio Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.
H. Reverse Repurchase Agreements
Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund’s simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund’s investment portfolio.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
10. Risk and Uncertainties (continued)
I. Lending Portfolio Securities
Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account’s total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.
J. When-Issued and Forward Commitment Securities
Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.
K. Restricted and Illiquid Investments
Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Further, from time to time, certain Portfolio Managers may allocate certain Portfolio Fund assets (which generally are illiquid) to special investment accounts within the particular Portfolio Fund managed by the Portfolio Manager (i.e., “side pockets” or “special investment accounts”). Generally, the Portfolio Funds will not be able to withdraw their interest in such side pockets or special investment accounts until they are disposed of by the Portfolio Manager. The market prices, if any, for illiquid securities tend to be volatile and a Portfolio Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The Fund’s interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
10. Risk and Uncertainties (continued)
L. Liquidity
The Portfolio Funds provide for periodic redemptions, with lock-up provisions up to two years from the initial investment. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions expire.
Certain Portfolio Funds may restrict the ability of investors to redeem their interests in the fund, whether temporarily or during a liquidation of the Portfolio Fund, and may seek to amend their liquidity provisions and impose additional restrictions on investor liquidity. Certain Portfolio Funds may permit withdrawals on a date other than as provided under standard liquidity terms subject to the payment of certain additional fees or charges.
M. Credit Risk
The Fund will be exposed to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement on default.
N. Interest Rate Risk
A number of the underlying funds that the Fund invests in may be interest rate sensitive, which means that their value and consequently, the Net Asset Value of the Fund, may fluctuate as interest rates fluctuate.
11. Investment Transactions
For the six months ended September 30, 2010, the Fund made investments in Portfolio Funds in the amount of $4,985,312 and redeemed investments in Portfolio Funds in the amount of $5,867,842.
12. Investments
As of September 30, 2010, the Fund had investments in twenty-one Portfolio Funds, none of which are related parties.
The Fund limits its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund’s outstanding voting securities, absent an order of the Securities and Exchange Commission (the “SEC”) (or assurances from the SEC staff) under which the Fund’s contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Fund will equal or exceed 25% of the Portfolio Fund’s assets, or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
12. Investments (continued)
Portfolio Funds’ Investment Strategies:
Directional
Directional strategies derive their primary source of return from directional positions in asset classes. These strategies include global macro funds and commodity trading advisors (“CTA”). Macro strategies generally utilize analysis of macro-economic, geopolitical and financial conditions to establish directional views and seek to capitalize on such views by trading in securities, commodities, interest rates, currencies and other instruments. CTA strategies also look to establish directional views on various financial instruments and geographies but generally do so in a systematic manner.
Equity Strategies
Equity Strategies derive their primary source of return from positions in the equity markets. Stock selection is of primary importance to these strategies. Equity strategies include long-bias, short-bias, variable bias and equity market neutral strategies. Long bias managers will always be net long, short bias managers are expected to maintain a negative net exposure; variable bias managers can adjust net exposure and be either net long, net short or market neutral; equity market neutral managers are expected to maintain a net exposure +/-20%.
Event Driven
Event Driven managers will typically employ strategies that involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the “event” internally.
Opportunistic
Opportunistic strategies derive their primary source of return from a broad range of strategies, asset classes and securities, investing opportunistically across the broad spectrum of asset classes. They seek to invest in strategies, asset classes and geographies that they feel exhibit the best risk/reward profile. These managers are expected to dynamically adjust their exposure and positions as market opportunities vary.

Old Mutual Emerging Managers Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (concluded)
13. Subsequent Events
The Fund’s management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 1, 2010, the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2010.

Old Mutual Emerging Managers Master Fund, L.L.C.
Investment Management Agreement Approval
The investment management agreement between Old Mutual Emerging Managers Master Fund, L.L.C., a Delaware limited liability company (the “Fund”), and Larch Lane Advisors LLC, a Delaware limited liability company (the “Adviser”) (the “Investment Management Agreement”), may be continued in effect from year to year subject to approval by: (i) the Fund’s Board of Managers (the “Board”); or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund, provided that, in either event, the continuance must also be approved by a majority of the managers (the “Managers”) who are not “interested persons,” as defined by the 1940 Act, of the Fund (the “Independent Managers”), by vote cast in person at a meeting called for the purpose of voting on such approval. The Fund is a master fund in a master/feeder structure in which its feeder funds (each, a “Feeder” and collectively with the Fund, the “Funds”) invest substantially all of their assets in the Fund.
At a meeting of the Board held on September 27, 2010, all of the Managers, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year. In considering whether to renew the Investment Management Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services rendered to the Funds by the Adviser and the fees paid by the Funds to the Adviser; (ii) information concerning the individuals responsible for the day-to-day management of the Fund’s assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:
(a) The nature, extent and quality of services provided by the Adviser. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Investment Management Agreement, the Adviser also provides certain administrative and other services necessary for the operation of the Fund (including oversight of the Fund’s day-to-day operations and Fund accounting services). Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Investment Management Agreement and that these services were of reasonably high quality.
(b) Investment performance of the Fund and Adviser. In connection with the evaluation of the services provided by the Adviser, the Board considered the investment performance of the Fund, and compared the performance of the Fund to that of the S&P 500 Index and the HFRI Fund of Funds Index covering periods since the Fund’s inception through June 30, 2010. The Board found the Fund’s overall returns to be satisfactory.

Old Mutual Emerging Managers Master Fund, L.L.C.
Investment Management Agreement Approval (concluded)
(c) Cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Managers also considered the cost of the services provided by the Adviser. Under the Investment Management Agreement, the Fund does not pay any investment management fee to the Adviser so long as the Adviser serves as the investment adviser to a Feeder. The Board noted that in the event the Adviser ceases to serve as the Adviser to the Feeders, the Fund will be charged the lowest annual rate that had most recently been charged by the Adviser to a Feeder. The Board considered that, under the Feeders’ Investment Management Agreements with the Adviser, the Feeders each pay the Adviser a fee at the annual rate of 1.45% of the Feeder’s average net assets. The Board also considered that the Fund also bears the advisory fees charged by the Portfolio Funds. The Board noted that an expense cap is in place for each of the Feeders and the impact of the cap on the Adviser. The Managers reviewed information comparing the advisory fee rate and total expense ratio of the Feeders to those of comparable registered funds.
The Managers compared both the services rendered and the fees paid under the Investment Management Agreement to those under other advisory contracts of the Adviser and to those under other advisory contracts of other advisers to similar closed-end registered investment companies. In particular, the Board evaluated the Funds’ contractual fee rate for advisory services as compared to the contractual fee rate of other publicly offered closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Feeders’ (and, thus, the Fund’s) advisory fee rates were in line with those of other similar registered funds. The Board also found that the Feeders’ (and thus the Fund’s) advisory rates were within the range of fees charged by the Adviser to other accounts with similar investment strategies.
The profitability realized by the Adviser was also considered. The Board relied principally on information relating to the costs and profitability of the Adviser from its relationship with the Funds. After reviewing the information contained in the Profitability Analysis, the Board observed the Adviser’s lack of profitability from its relationship with the Funds. The Managers considered the fact that the Adviser was absorbing a significant portion of the Funds’ expenses as a result of the Feeders’ expense caps.
(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund’s assets. The Independent Managers concluded, however, that the Fund had not begun to reach an appropriate size to support fee reductions based on economies of scale realized by the Adviser in providing services to the Funds.
Conclusion. Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the Fund’s (and, thus, each Feeder’s) level of advisory fees to be fair and reasonable in light of the services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the September 27, 2010 meeting, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSRS.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.
(a)(1) Not applicable.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Not applicable.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Mutual Emerging Managers Institutional Fund, L.L.C.
By (Signature and Title)*	/s/ Matthew J. Appelstein
Matthew J. Appelstein
President & Chief Executive Officer

Date: December 7, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew J. Appelstein
Matthew J. Appelstein
President & Chief Executive Officer

Date: December 7, 2010

By (Signature and Title)*	/s/ Ross Weissman
Ross Weissman
Treasurer & Chief Financial Officer

Date: December 7, 2010

*	Print the name and title of each signing officer under his or her signature.